CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares		Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Total deficit attributable to ordinary shareholders of the Company | Previously Reported [Member]
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance					¥ (1,547,512)
Total deficit attributable to ordinary shareholders of the Company
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance	¥ (4,102,986)			¥ (2,075,550)	(1,547,512)
Net loss	(1,539,301)	[1]		(1,179,615)	(439,659)
Share-based compensation (Note 22)	725,651			163,481	11,410
Accretion of Redeemable Convertible Preferred Shares	(354,878)			(243,564)	(101,286)
Re-designation of ordinary shares to Series A Preferred Shares (Note 19)				(81,208)
Deemed dividend in association with acquisition of an equity-method investment (Note 8)				(689,670)
Accretion of redeemable non-controlling interests (Note 20(b))	(714)			(1,306)
Contribution from non-controlling shareholders (Note 20(a))				(105)
Deemed distribution to shareholders in the VIE restructuring (Note 1(d))	(61,921)
IPO cost capitalization	(270,539)
Conversion-Lotus convertible notes payable	69,600
Geely strategic investment	139,200
Luminar strategic investment	87,615
Conversion of Preferred Shares to Class A and Class B ordinary shares	5,492,749
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders	30,265
Foreign currency translation adjustments, net of nil income taxes	(391,934)			4,551	1,497
Ending balance	(177,193)			(4,102,986)	(2,075,550)
Ordinary Shares | Class A Ordinary Shares
CHANGES IN SHAREHOLDERS' DEFICIT
Re-designation of ordinary shares into Class A ordinary shares, value	¥ 6
Re-designation of ordinary shares into Class A ordinary shares (in shares) | shares	193,216,446		193,216,446
Conversion-Lotus convertible notes payable (in shares) | shares	1,052,632		1,052,632
Geely strategic investment (in shares) | shares	2,000,000		2,000,000
Luminar strategic investment (in shares) | shares	1,500,000		1,500,000
Conversion of Preferred Shares to Class A and Class B ordinary shares	¥ 3
Conversion of Preferred Shares to Class A and Class B ordinary shares (in shares) | shares	84,795,039		84,795,039
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders (in shares) | shares	5,870,357		5,870,357
Ending balance	¥ 9
Ending balance (in shares) | shares	288,434,474		288,434,474
Ordinary Shares | Class B Ordinary Shares
CHANGES IN SHAREHOLDERS' DEFICIT
Re-designation of ordinary shares into Class B ordinary shares, value	¥ 1
Re-designation of ordinary shares into Class B ordinary shares (in shares) | shares	43,031,666		43,031,666
Conversion of Preferred Shares to Class A and Class B ordinary shares (in shares) | shares	5,929,250		5,929,250
Ending balance	¥ 1
Ending balance (in shares) | shares	48,960,916		48,960,916
Ordinary Shares | Previously Reported [Member]
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance					¥ 7
Beginning balance (in shares) | shares					200,000,000
Ordinary Shares | Retroactive application of the recapitalization
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance (in shares) | shares					38,591,421
Ordinary Shares
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance	¥ 7			¥ 7	¥ 7
Beginning balance (in shares) | shares	231,237,692		231,237,692	238,591,421	238,591,421
Reissuance of ordinary shares (in shares) | shares	5,010,420		5,010,420
Re-designation of ordinary shares to Series A Preferred Shares, Shares(Note 19) | shares				(2,343,309)
Repurchase of ordinary shares, Shares (Note 21) | shares				(5,010,420)
Re-designation of ordinary shares into Class A ordinary shares, value	¥ (6)
Re-designation of ordinary shares into Class A ordinary shares (in shares) | shares	(193,216,446)		(193,216,446)
Re-designation of ordinary shares into Class B ordinary shares, value	¥ (1)
Re-designation of ordinary shares into Class B ordinary shares (in shares) | shares	(43,031,666)		(43,031,666)
Ending balance				¥ 7	¥ 7
Ending balance (in shares) | shares				231,237,692	238,591,421
Treasury Shares
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance (in shares) | shares	5,010,420		5,010,420
Reissuance of ordinary shares (in shares) | shares	(5,010,420)		(5,010,420)
Repurchase of ordinary shares, Shares (Note 21) | shares				5,010,420
Ending balance (in shares) | shares				5,010,420
Additional paid-in capital | Previously Reported [Member]
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance					¥ 255,288
Additional paid-in capital
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance				¥ 165,412	255,288
Share-based compensation (Note 22)	¥ 725,651			163,481	11,410
Accretion of Redeemable Convertible Preferred Shares	(354,878)			(247,580)	(101,286)
Re-designation of ordinary shares to Series A Preferred Shares (Note 19)				(81,208)
Contribution from non-controlling shareholders (Note 20(a))				(105)
IPO cost capitalization	(270,539)
Conversion-Lotus convertible notes payable	69,600
Geely strategic investment	139,200
Luminar strategic investment	87,615
Conversion of Preferred Shares to Class A and Class B ordinary shares	5,492,746
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders	30,265
Ending balance	5,919,660				165,412
Accumulated deficit | Previously Reported [Member]
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance					(1,802,807)
Accumulated deficit
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance	(4,109,041)			(2,242,466)	(1,802,807)
Net loss	(1,539,301)	[1]		(1,179,615)	(439,659)
Accretion of Redeemable Convertible Preferred Shares				4,016
Deemed dividend in association with acquisition of an equity-method investment (Note 8)				(689,670)
Accretion of redeemable non-controlling interests (Note 20(b))	(714)			(1,306)
Deemed distribution to shareholders in the VIE restructuring (Note 1(d))	(61,921)
Ending balance	(5,710,977)			(4,109,041)	(2,242,466)
Accumulated other comprehensive income
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance	6,048			1,497
Foreign currency translation adjustments, net of nil income taxes	(391,934)			4,551	1,497
Ending balance	(385,886)			6,048	1,497
Non-redeemable non-controlling interests | Previously Reported [Member]
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance					11,852
Non-redeemable non-controlling interests
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance	(5,734)			11,507	11,852
Net loss	(1,444)	[1]		(5,011)	(345)
Deconsolidation of a subsidiary (Note 20)				(14,335)
Deconsolidation of a subsidiary (Note 20)	7,178
Contribution from non-controlling shareholders (Note 20(a))				2,105
Ending balance				(5,734)	11,507
Previously Reported [Member]
CHANGES IN SHAREHOLDERS' DEFICIT
Beginning balance					(1,535,660)
Beginning balance	(4,108,720)			(2,064,043)	(1,535,660)
Net loss	(1,540,745)	[1]		(1,184,626)	(440,004)
Share-based compensation (Note 22)	725,651			163,481	11,410
Accretion of Redeemable Convertible Preferred Shares	(354,878)		$ (51,452)	(243,564)	(101,286)
Re-designation of ordinary shares to Series A Preferred Shares (Note 19)				(81,208)
Deemed dividend in association with acquisition of an equity-method investment (Note 8)				(689,670)
Deconsolidation of a subsidiary (Note 20)				(14,335)
Deconsolidation of a subsidiary (Note 20)	7,178
Accretion of redeemable non-controlling interests (Note 20(b))	(714)		(104)	(1,306)
Contribution from non-controlling shareholders (Note 20(a))				2,000
Deemed distribution to shareholders in the VIE restructuring (Note 1(d))	(61,921)
IPO cost capitalization	(270,539)
Conversion-Lotus convertible notes payable	69,600
Geely strategic investment	139,200
Luminar strategic investment	87,615
Conversion of Preferred Shares to Class A and Class B ordinary shares	5,492,749
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders	30,265
Foreign currency translation adjustments, net of nil income taxes	(391,934)		(56,825)	4,551	1,497
Total deficit attributable to ordinary shareholders of the Company	(177,193)			(4,102,986)
Ending balance	¥ (177,193)		$ (25,691)	¥ (4,108,720)	¥ (2,064,043)

[1]	Excludes net loss attributable to redeemable non-controlling interests of RMB464 for the year ended December 31, 2022.